Investment in Affiliate (Details) - Schedule of Activity in the Investment in Wellution Account $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Activity in the Investment in Wellution Account [Abstract]
Balance at beginning
Purchase on February 23, 2023	3,189
Equity losses	(1,249)
Balance at ending	$ 1,940